Cash and Cash Equivalents - Schedule of Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 4,591	$ 1,540	$ 2,076	$ 3,574
USD [Member]
Schedule of Cash [Line Items]
Cash for immediate withdrawal	2,699	1,383
CAD [Member]
Schedule of Cash [Line Items]
Cash for immediate withdrawal	1,628
NIS [Member]
Schedule of Cash [Line Items]
Cash for immediate withdrawal	$ 264	$ 157